INVENTORIES - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory
Inventory write-down	$ 79	$ 166	$ 199
Discontinued Operations
Inventory
Inventory write-down	$ 0	$ 0	$ 0